Lease (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Summary of Weighted Average Remaining Lease Term And Discount Rate	The Company’s weighted average remaining lease term and weighted average discount rate as of September 30, 2022 is shown below:

Remaining lease term (in years)	3.00
Discount rate	6.0%

Summary of Future Minimum Maturities of Lease Liabilities
Future minimum maturities of lease liabilities recognized on the condensed balance sheets as of September 30, 2022 are as follows (in thousands):

Fiscal Year
Remainder of 2022	$34
2023	206
2024	210
2025	178

Total minimum lease payments	628
Less imputed interest	(55)

Present value of lease payments	$573

Future minimum lease payments remaining as of December 31, 2021 under the operating lease by fiscal year are as follows:

Fiscal Year
2022	$202
2023	206
2024	210
2025	178

Total minimum lease payments	796
Less imputed interest	(88)

Present value of lease payments	$708